As filed with the Securities and Exchange Commission on April 10, 2017

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 193	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 194	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

 Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

 Karen Gilomen

Financial Investors

 Trust 1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

  Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on May 10, 2017, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

4270934.1

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 185 to its Registration Statement until May 10, 2017. Post-Effective Amendment No. 185 to the Registrant’s Registration Statement relates to the Class T shares of the ALPS/Red Rocks Listed Private Equity Fund, the ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, the RiverFront Global Growth Fund, the RiverFront Global Allocation Fund, the RiverFront Dynamic Equity Income Fund, the RiverFront Moderate Growth & Income Fund, the RiverFront Conservative Income Builder Fund and the ALPS/Metis Global Micro Cap Value Fund, each a series of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 185 under the Securities Act of 1933 and Amendment No. 186 under the Investment Company Act of 1940, filed on February 9, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 193 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on April 10, 2017.

FINANCIAL INVESTORS TRUST
(Registrant)

By: /s/ Edmund J. Burke

Edmund J. Burke
President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	April 10, 2017
Edmund J. Burke

/s/ Jeremy W. Deems	Trustee	April 10, 2017
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	April 10, 2017
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	April 10, 2017
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	April 10, 2017
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	April 10, 2017
Kimberly R. Storms

* Signature affixed by Karen Gilomen pursuant to a power of attorney dated December 13, 2016 filed on December 27, 2016.